Debt - Liabilities in financing activities (Details) kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr)
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 235,550
Changes in liabilities arising from financing activities
Cash flow	24,610
Exchange-rate difference	13,044
Unrealized changes in fair value	16
Liabilities in financing activities at end of year	273,220
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	224,833
Changes in liabilities arising from financing activities
Cash flow	25,102
Exchange-rate difference	15,997
Unrealized changes in fair value	(8,085)
Liabilities in financing activities at end of year	257,847
Subordinated securities issued
Liabilities in financing activities
Liabilities in financing activities at beginning of year	2,040
Changes in liabilities arising from financing activities
Cash flow	(2,322)
Exchange-rate difference	220
Unrealized changes in fair value	62
Derivatives
Liabilities in financing activities
Liabilities in financing activities at beginning of year	8,677
Changes in liabilities arising from financing activities
Cash flow	1,830
Exchange-rate difference	(3,173)
Unrealized changes in fair value	8,039
Liabilities in financing activities at end of year	kr 15,373